INCOME TAX - Summary (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
United States
INCOME TAX
Statutory income tax (as a percent)		21.00%
Indonesia
INCOME TAX
Statutory income tax (as a percent)		25.00%
Hong Kong SAR
INCOME TAX
Statutory income tax (as a percent)		16.50%
Withholding taxes on remittance of dividends		$ 0
Threshold profit taxed at half of the current tax rate under two-tiered profits tax rates regime					$ 2
Tax rate at half of the current tax rate under two-tiered profits tax rates regime					8.25%
PRC
INCOME TAX
Statutory income tax (as a percent)		25.00%
PRC | Beijing Niudian
INCOME TAX
Preferential tax rate		15.00%	15.00%
PRC | Forecast | Beijing Niudian
INCOME TAX
Preferential tax rate	15.00%
PRC | Jiangsu Xiaoniu
INCOME TAX
Preferential tax rate		15.00%	15.00%	15.00%